Selected Quarterly Financial Information (unaudited) - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total Revenues	$ 222,616	$ 272,312	$ 269,555	$ 241,771	$ 228,877	$ 279,103	$ 273,888	$ 248,106	$ 1,006,254	$ 1,029,974	$ 976,938
Operating (loss) income	22,214	61,285	40,485	(45,520)	27,241	52,740	15,177	32,913	78,464	128,071	136,669
Net (loss) income	19	22,684	14,918	(38,724)	7,882	17,083	(4,567)	6,314	(1,103)	26,712	(333,407)
Net (loss) income attributable to La Quinta Holdings' stockholders	$ (28)	$ 22,666	$ 14,849	$ (38,775)	$ 7,828	$ 17,058	$ (4,663)	$ 6,142	$ (1,288)	$ 26,365	$ (337,297)
Basic (loss) earnings per share		$ 0.20	$ 0.13	$ (0.31)	$ 0.06	$ 0.13	$ (0.04)	$ 0.05	$ (0.01)	$ 0.21	$ (2.67)
Diluted (loss) earnings per share		$ 0.20	$ 0.13	$ (0.31)	$ 0.06	$ 0.13	$ (0.04)	$ 0.05	$ (0.01)	$ 0.20	$ (2.67)